Property, plant and equipment - Summary Of Quantitative Information About Right Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning Balance	$ 8,710	$ 14,431
Additions		1,561
Depreciation for the period	(4,492)	(7,282)
Ending Balance	$ 4,218	$ 8,710